UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/Karen T. Buckley          Wilmington, Delaware          February 8, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total:     $678,314
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name

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           Column 1             Column 2     Column 3    Column 4    Column 5   Column 6   Column 7          Column 8
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                                                                     SHRS OR
                                                                     SH/PUT/
        NAME OF ISSUER          TITLE OF                   VALUE     PRN AMT   INVESTMENT   OTHER        VOTING AUTHORITY
                                  CLASS        CUSIP      (x$1000)   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED      NONE
--------------------------------------------------------------------------------------------------------------------------------
Ace Limited                        Com       H0023R105      $1,234     17,600     Sole              17,600
Alexion Pharmaceuticals, Inc.      Com       015351109     $12,462    174,300     Sole             174,300
Altria Group, Inc.                 Com       02209S103      $9,835    327,200     Sole             327,200
Amazon.com, Inc.                   Com       023135106      $6,115     35,325     Sole              35,325
Ambev ADR                          ADR       20441W203     $11,502    318,700     Sole             318,700
Ambev ADR                          ADR       20441W203      $3,642    100,910     Sole                                  100,910
America Movil SA ADR               ADR       02364W105      $6,070    268,600     Sole             268,600
America Movil SA ADR               ADR       02364W105      $1,605     71,000     Sole                                   71,000
Apple Computer, Inc.               Com       037833100     $25,189     62,195     Sole              62,195
BAIDU.COM                          ADR       056752108     $25,792    221,450     Sole             221,450
BAIDU.COM                          ADR       056752108      $6,726     57,750     Sole                                   57,750
Banco Bradesco S.A. ADR            ADR       059460303     $16,309    958,100     Sole             958,100
Banco Bradesco S.A. ADR            ADR       059460303      $4,484    263,600     Sole                                  263,600
BanColombia SA ADR                 ADR       05968L102      $5,794     96,700     Sole              96,700
BanColombia SA ADR                 ADR       05968L102      $1,294     21,600     Sole                                   21,600
Biogen Idec, Inc.                  Com       09062X103     $23,127    210,150     Sole             210,150
Cameron International Corp.        Com       13342B105      $6,847    139,200     Sole             139,200
Canadian National Railway Co.
ADR                                Com       136375102      $1,249     15,900     Sole              15,900
Canadian National Railway Co.
ADR                                Com       136375102      $2,435     31,000     Sole                                   31,000
Caterpillar, Inc.                  Com       149123101     $12,118    133,750     Sole             133,750
CF Industries Holdings, Inc.       Com       125269100     $12,374     85,350     Sole              85,350
Chevron Corporation                Com       166764100      $7,512     70,600     Sole              70,600
Coach, Inc.                        Com       189754104     $13,871    226,400     Sole             226,400
Coca-Cola Company                  Com       191216100      $9,586    137,000     Sole             137,000
Comcast Corp.                      Com       20030N200      $5,947    251,200     Sole             251,200
Costco Wholesale Corporation       Com       22160K105     $13,195    158,370     Sole             158,370
Cummins, Inc.                      Com       231021106     $15,122    171,800     Sole             171,800
EMC Corp.                          Com       268648102      $5,342    248,000     Sole             248,000
Exxon Mobil Corp.                  Com       30231G102      $4,942     58,300     Sole              58,300
FMC Technologies, Inc.             Com       30249U101      $4,711     90,200     Sole              90,200
Fomento Economico Mex-SP ADR       ADR       344419106     $11,119    159,500     Sole             159,500
Fomento Economico Mex-SP ADR       ADR       344419106      $2,719     39,000     Sole                                   39,000
Goldcorp, Inc.                     Com       380956409      $2,283     51,600     Sole              51,600
Goldcorp, Inc.                     Com       380956409     $24,957    564,000     Sole                                  564,000
Goldman Sachs Group, Inc.          Com       38141G104        $950     10,500     Sole              10,500
Google, Inc.                       Com       38259P508     $21,518     33,315     Sole              33,315
Harmony Gold Mining Co., Ltd.      ADR       413216300      $4,403    378,300     Sole             378,300
Harmony Gold Mining Co., Ltd.      ADR       413216300      $1,293    111,100     Sole                                  111,100
Humana, Inc.                       Com       444859102     $15,288    174,000     Sole             174,000
Icici Bank ADR                     ADR       45104G104      $3,143    118,900     Sole             118,900
Intel Corp.                        Com       458140100     $18,495    762,700     Sole             762,700
IntercontinentalExchange, Inc.     Com       45865V100        $687      5,700     Sole               5,700
International Business
Machines                           Com       459200101     $14,683     79,850     Sole              79,850
Intuit                             Com       461202103      $7,389    140,500     Sole             140,500
Intuitive Surgical, Inc.           Com       46120E602     $15,819     34,165     Sole              34,165
Joy Global, Inc.                   Com       481165108      $5,983     79,800     Sole              79,800
Lorillard, Inc.                    Com       544147101      $2,993     26,250     Sole              26,250
MasterCard, Inc.                   Com       57636Q104     $15,053     40,375     Sole              40,375
McDonald's Corporation             Com       580135101      $6,351     63,300     Sole              63,300
Monsanto Company                   Com       61166W101     $13,173    188,000     Sole             188,000
National Oilwell Varco, Inc.       Com       637071101      $7,112    104,600     Sole             104,600
Nike, Inc. Class B                 Com       654106103     $12,779    132,100     Sole             132,100
Nuance Communications, Inc.        Com       67020Y100      $3,231    128,400     Sole             128,400
Oceaneering International, Inc     Com       675232102      $2,989     64,800     Sole              64,800
Oracle Corporation                 Com       68389X105      $7,090    276,400     Sole             276,400
Petroleo Brasileiro ADR            ADR       71654V408     $15,904    640,000     Sole             640,000
Petroleo Brasileiro ADR            ADR       71654V408      $4,294    172,800     Sole                                  172,800
Precision Castparts Corp.          Com       740189105     $20,714    125,675     Sole             125,675
Ptsh Crp of Ssktchwn Inc           Com       73755L107      $1,106     26,800     Sole              26,800
Ptsh Crp of Ssktchwn Inc           Com       73755L107     $15,476    374,900     Sole                                  374,900
Qualcomm, Inc.                     Com       747525103     $11,996    219,300     Sole             219,300
Quimica y Minera de Chile SA
- sp ADR                           ADR       833635105      $4,346     80,700     Sole              80,700
Quimica y Minera de Chile SA
- sp ADR                           ADR       833635105      $1,050     19,500     Sole                                   19,500
Sandisk Corporation                Com       80004C101     $15,388    312,700     Sole             312,700
Starbucks Corporation              Com       855244109      $5,107    111,000     Sole             111,000
Telephonica Brasil, S.A.           ADR       87936R106      $4,438    160,580     Sole             160,580
Telephonica Brasil, S.A.           ADR       87936R106      $1,084     39,215     Sole                                   39,215
Tiffany & Co.                      Com       886547108      $5,876     88,300     Sole              88,300
Union Pacific Corp.                Com       907818108     $16,205    152,150     Sole             152,150
Unitedhealth Group                 Com       91324P102     $10,704    211,200     Sole             211,200
US Bancorp                         Com       902973304      $1,970     72,500     Sole              72,500
Vale SA SP ADR                     ADR       91912E105     $12,979    605,100     Sole             605,100
Vale SA SP ADR                     ADR       91912E105      $3,192    148,800     Sole                                  148,800
VMware, Inc.                       Com       928563402     $10,224    122,900     Sole             122,900
Wal Mart Stores, Inc.              Com       931142103      $4,882     81,700     Sole              81,700
Yum! Brands, Inc.                  Com       988498101     $13,448    227,900     Sole             227,900